Net operating costs (excluding items shown separately)	12 Months Ended
Dec. 31, 2019
Net Operating Costs Excluding Items Shown Separately [Abstract]
Net operating costs (excluding items shown separately)
4 Net operating costs (excluding items shown separately)

	Note	2019 US$m	2018 US$m	2017 US$m
Raw materials, consumables, repairs and maintenance		9,485	10,613	9,286
Amortisation of intangible assets	13	133	133	177
Depreciation of property, plant and equipment	14	4,251	3,882	4,198
Employment costs	5	4,522	4,728	4,765
Shipping and other freight costs(a)		2,257	2,580	2,338
Decrease/(increase) in finished goods and work in progress		42	(186)	(82)
Royalties		2,501	2,117	2,228
Amounts charged by equity accounted units(b)		1,136	1,200	980
Net foreign exchange (gains)/losses		(52)	(56)	61
Other external costs(a)(c)		3,627	3,184	3,967
Gain on sale of property, plant and equipment(d)		31	(506)	(32)
Provisions (including exchange differences on provisions)	26	753	1,011	527
Research and development		45	45	58
Costs included above qualifying for capitalisation		(651)	(589)	(486)
Other operating income		(773)	(1,041)	(1,002)
Net operating costs (excluding items shown separately)		27,307	27,115	26,983

(a)
In 2019, other external costs include US$327 million of short term lease costs and US$15 million of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 23. In 2018 and 2017, net operating costs included US$787 million and US$555 million respectively of operating lease expenses under IAS 17 “Leases”. Costs for leases of dry bulk vessels (which included costs for crewing services) were included within “Shipping and other freight costs” and other lease costs were included within “Other external costs”.

(b)
Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite and aluminium which are then processed by the product group or sold to third parties. Generally, purchases are in proportion to the Group’s share of the equity accounted unit but in 2019, US$291 million (2018: US$332 million; 2017: US$229 million) related to purchases of the other investors’ share of production.

(c)
In 2017, other external costs include a financial penalty of £27.4 million (US$36.4 million) paid to the United Kingdom’s Financial Conduct Authority (FCA) in relation to the timing of the impairment of the Group’s former coal operations in Mozambique.

(d)	In 2018, includes a US$549 million pre-tax gain on the sale of property, plant and equipment at Kitimat. Refer to note 2.